Annual Fund Operating Expenses - Cohen & Steers Real Assets Fund, Inc.	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.59%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.70%	[2]
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	1.16%	[2]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.59%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.85%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.35%	[2]
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	1.81%	[2]
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.59%
Component2 Other Expenses	0.08%	[3]
Other Expenses (as a percentage of Assets):	0.68%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.43%	[2]
Fee Waiver or Reimbursement	(0.62%)	[2]
Net Expenses (as a percentage of Assets)	0.81%	[2]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.59%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.85%	[2]
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	1.31%	[2]
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.59%
Component2 Other Expenses	none
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.35%	[2]
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	0.81%	[2]
Class F
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	none	[4]
Component1 Other Expenses	0.59%	[4]
Component2 Other Expenses	none	[4]
Other Expenses (as a percentage of Assets):	0.60%	[4]
Acquired Fund Fees and Expenses	0.01%	[1],[4]
Expenses (as a percentage of Assets)	1.35%	[2],[4]
Fee Waiver or Reimbursement	(0.54%)	[2],[4]
Net Expenses (as a percentage of Assets)	0.81%	[2],[4],[5]

[1]	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate for the fiscal year ended December 31, 2020 is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) as disclosed in each Acquired Funds’ most recent prospectus. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[2]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2022 so that the Fund’s total annual operating expenses, which include the expenses of the subsidiary (excluding acquired fund fees and expenses, taxes and extraordinary expenses), do not exceed 1.15% for Class A shares, 1.80% for Class C shares, 0.80% for Class F shares, 0.80% for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The maximum shareholder service fee for Class I shares is 0.10%.
[4]	Class F shares are currently not available for purchase.
[5]	The total annual fund operating expenses for Class F shares are estimated.